SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended		12 Months Ended
	Apr. 26, 2022 CNY (¥) shares	Apr. 26, 2022 USD ($) $ / shares shares	Apr. 04, 2022 USD ($) shares	Apr. 02, 2022 USD ($) shares	Mar. 24, 2022 USD ($)	Mar. 16, 2022 CNY (¥) shares	Mar. 16, 2022 USD ($) $ / shares shares	May 31, 2022 CNY (¥)	May 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 10, 2022 USD ($) shares	Apr. 14, 2022 shares	Apr. 07, 2022 USD ($)	Mar. 29, 2022 CNY (¥) shares	Mar. 29, 2022 USD ($) shares
Subsequent Event [Line Items]
Investment received | ¥										¥ 110,668	¥ 47,602
Registered Convertible Debentures | Maximum
Subsequent Event [Line Items]
Conversion price per share | $ / shares							$ 1.0
Ascent Convertible Debentures | Maximum
Subsequent Event [Line Items]
Conversion price per share | $ / shares		$ 0.33
Subsequent events
Subsequent Event [Line Items]
Minimum market value					$ 50,000
Compliance period					180 days
Minimum standard requirements in stockholders' equity					$ 10,000
Minimum Standard Requirement In Total Assets					50,000
Minimum standard requirements in total revenue					$ 50,000
Amount agreed to invest from investors				$ 15,000								$ 1,400		$ 10,000	¥ 2,000	$ 314
Number of shares to exchange for investment from investors | shares			7,250,000	7,250,000								4,912,281			872,829	872,829
Investment received								¥ 1,000	$ 157
Maximum period of continuous investment after the first investment closed			30 months	30 months
Total continuous investment agreed			$ 15,000
Amount agreed to invest in first installment			$ 3,000	$ 3,000										3,000
Amount agreed to invest in second installment														3,000
Amount agreed to invest in third installment														$ 4,000
Percentage of the average closing share price of the first five trading days in which purchase price is determined			90.00%	90.00%										90.00%
Number of shares authorized for option grants | shares													2,800,000
Subsequent events | Registered Convertible Debentures
Subsequent Event [Line Items]
Number of shares issued for Convertible Debentures. | shares						4,842,197	4,842,197
Principal balance of debt converted						¥ 17,891	$ 2,807
Subsequent events | Registered Convertible Debentures | Minimum
Subsequent Event [Line Items]
Conversion price per share | $ / shares							$ 0.34
Subsequent events | Ascent Convertible Debentures
Subsequent Event [Line Items]
Number of shares issued for Convertible Debentures. | shares	3,232,397	3,232,397
Principal balance of debt converted	¥ 4,480	$ 703
Subsequent events | Ascent Convertible Debentures | Minimum
Subsequent Event [Line Items]
Conversion price per share | $ / shares		$ 0.16
Subsequent events | Dr. Chris Chang Yu.
Subsequent Event [Line Items]
Percentage of the average closing share price of the first five trading days in which purchase price is determined														90.00%